Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2024	2023
	US$	US$
Bank balances	4,880,413	6,748,115